Authorized Share Increase and Reverse Stock Split	12 Months Ended
Dec. 31, 2022
Authorized Share Increase and Reverse Stock Split [Abstract]
Authorized Share Increase and Reverse Stock Split

Note 21 — Authorized Share Increase and Reverse Stock Split

On October 4, 2022, the Company filed a certificate of change with the Secretary of State of the State of Nevada to effect a reverse stock split of the Company’s authorized and issued and outstanding shares of common stock, at a ratio of one (1) share of common stock for every seventy five (75) shares of common stock effective as of October 7, 2022 (the “Reverse Stock Split”). The Reverse Stock Split did not alter the par value of the Company’s common stock or modify any voting rights or other terms of the common stock. The Reverse Stock Split was primarily intended to bring the Company into compliance with the minimum bid price requirements for maintaining its listing on the Nasdaq Capital Market. The Company has reflected the Reverse Stock Split on a retroactive basis herein, unless otherwise indicated.

The Company filed a certificate of amendment to the Company’s articles of incorporation, as amended, with the Secretary of State of the State of Nevada to increase the number of authorized shares of Common Stock from 26,666,667 to 500,000,000 shares effective as of November 29, 2022.